Related Party Arrangements - Schedule of Amounts Attributable to the Advisor and its Affiliates - Amounts Incurred, Paid, and Payable (Detail) - Advisor [Member] - Advisor and its Affiliates [Member] - USD ($)
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Incurred in the period	$ 13,478,996	$ 14,689,214	$ 35,949,389	$ 35,590,592	$ 45,012,326	$ 44,954,553	$ 69,151,066
Paid in the period					46,065,570	45,997,905	69,903,172
Payable at end of period	2,176,681		2,176,681		1,534,595	2,587,838
Investment Management Fee [Member]
Related Party Transaction [Line Items]
Paid in the period					15,687,320	18,317,568	14,734,308
Investment Management Fee [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	4,190,746	4,282,469	12,525,074	12,826,487	15,743,185	16,904,458	15,096,243
Payable at end of period	2,487		2,487		55,865
Acquisition Expenses [Member]
Related Party Transaction [Line Items]
Paid in the period							927,647
Acquisition Expenses [Member] | Acquisition Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	5,933		98,594				782,047
Property Management, Fees [Member]
Related Party Transaction [Line Items]
Paid in the period					4,872,734	4,685,475	4,053,502
Property Management, Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	1,276,621	1,241,104	3,756,048	3,653,311	4,886,436	4,706,698	4,140,513
Payable at end of period	427,803		427,803		410,424	396,722
Property Management, Reimbursement of Onsite Personnel [Member]
Related Party Transaction [Line Items]
Paid in the period					14,958,751	14,022,282	12,831,296
Property Management, Reimbursement of Onsite Personnel [Member] | Operating, Maintenance and Management [Member]
Related Party Transaction [Line Items]
Incurred in the period	3,937,443	3,947,855	11,441,579	11,164,448	14,959,964	14,194,648	13,013,601
Payable at end of period	1,240,363		1,240,363		768,107	766,894
Property Management, Other Fees [Member]
Related Party Transaction [Line Items]
Paid in the period					1,783,971	1,245,748	1,078,882
Property Management, Other Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	907,103	540,090	2,424,954	1,207,246	1,784,010	1,248,100	1,087,408
Payable at end of period	49,272		49,272		41,989	41,950
Other Operating Expenses [Member]
Related Party Transaction [Line Items]
Incurred in the period	493,915	326,867	1,322,066	867,968
Paid in the period					1,157,836	1,585,631	1,085,134
Payable at end of period	257,651		257,651		93,740
Other Operating Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Incurred in the period					1,175,061	1,449,733	1,231,329
Payable at end of period					93,740	76,515
Prepaid Insurance [Member]
Related Party Transaction [Line Items]
Incurred in the period	891,113	353,715	1,533,091	1,111,904	1,394,218	909,568	174,281
Paid in the period					1,323,074	1,001,744	230,241
Payable at end of period	(500,727)		(500,727)		(101,573)	(172,717)
Rental Revenue [Member]
Related Party Transaction [Line Items]
Earned in the period	(14,745)	(6,840)	(44,235)	(6,840)	(21,589)
Paid in the period					(21,589)
Acquisition Fees [Member]
Related Party Transaction [Line Items]
Incurred in the period			48,343
Paid in the period							3,276,927
Acquisition Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period							2,766,209
Acquisition Fees and Expenses [Member]
Related Party Transaction [Line Items]
Incurred in the period	278,311		497,023		26,113
Paid in the period					24,507
Payable at end of period					1,607
Capital Expenditures [Member]
Related Party Transaction [Line Items]
Incurred in the period				7,295	7,295	28,691	23,178
Paid in the period					7,295	28,691	23,178
Construction Management Fees [Member]
Related Party Transaction [Line Items]
Incurred in the period	492,218	162,951	953,635	351,053	585,532	1,453,859	3,601,084
Paid in the period					700,410	1,431,290	3,625,869
Payable at end of period	47,120		47,120		10,281	125,159
Construction Management Reimbursement of Labor Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	117,871	224,473	379,176	724,860	908,206	2,551,463	3,804,318
Paid in the period					941,879	2,665,299	4,083,432
Payable at end of period	15,038		15,038		29,203	62,876
Sales Commissions Paid [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period							12,017,003
Paid in the period					262,387	234,942	11,219,722
Payable at end of period	127,674		127,674		299,952	562,339
Loan Coordination Fees [Member]
Related Party Transaction [Line Items]
Incurred in the period	542,833	3,562,595	542,833	3,562,595
Paid in the period					4,290,695	755,640	1,539,500
Payable at end of period	200,000		200,000
Loan Coordination Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period					3,562,595	1,483,740	1,539,500
Payable at end of period						728,100
Property Management, Other Fees - Property Operations [Member]
Related Party Transaction [Line Items]
Paid in the period					82,461	103,320
Property Management, Other Fees - Property Operations [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	28,519	25,118	78,261	71,761	82,461	103,320
Property Management, Other Fees - General and Administrative [Member]
Related Party Transaction [Line Items]
Paid in the period					49,916	92,488	66,064
Property Management, Other Fees - General and Administrative [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Incurred in the period	14,269	9,894	76,101	29,581	49,916	92,488	66,064
Insurance Proceeds from Related Party [Member]
Related Party Transaction [Line Items]
Paid in the period					(75,000)	(172,213)
Payable at end of period					(75,000)
Insurance Proceeds from Related Party [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Earned in the period					(150,000)	$ (172,213)
Payable at end of period					(75,000)
Deferred Financing Costs and Other Assets, Net [Member]
Related Party Transaction [Line Items]
Incurred in the period					18,923
Paid in the period					$ 18,923
Other Offering Costs Reimbursement [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period							4,165,911
Paid in the period							5,485,093
Dealer Management Fees [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period							5,642,377
Paid in the period							$ 5,642,377
Disposition Fee [Member]
Related Party Transaction [Line Items]
Incurred in the period	310,000		310,000
Payable at end of period	310,000		310,000
Disposition Transaction Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	3,252		3,252
Deferred Financing Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	$ 3,594	$ 18,923	$ 3,594	$ 18,923